Contractual Obligations, Commercial Commitments and Contingencies (Narative) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Debt Obligation on 4.9% Equity Ownership [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest	4.90%	4.90%
Equity Ownership Interest - Guaranteed Portion of Long-term Debt Obligation	$ 67.2
Equity ownership interest aggregate cost		$ 68.1
Electric Generation Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt obligation	$ 1,371.3	$ 1,389.6
Other OVEC Member [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest	4.85%	4.85%